JPMorgan Securities Lending Money Market Fund Expense Example - JPMorgan Securities Lending Money Market Fund - Agency SL	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	75
Expense Example, with Redemption, 10 Years	$ 183